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Omni Tax-Managed Small-Cap Value Fund
FUND SUMMARY: OMNI TAX-MANAGED SMALL-CAP VALUE FUND
Investment Objective:
The Omni Tax-Managed Small-Cap Value Fund (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Omni Tax-Managed Small-Cap Value Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Omni Tax-Managed Small-Cap Value Fund Class N
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	0.01%	[1]
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver and/or Expense Reimbursement	(0.14%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.61%	[3]
[1]	Acquired Fund Fees and Expenses are expenses incurred by the Fund through its ownership of shares in other investment companies, including business development companies.
[2]	Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund pursuant to its Management Agreement with Bridgeway Funds, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.60%. Fees and expenses attributable to investments in other funds (i.e., “Acquired Fund Fees and Expenses”) are not included in the 0.60% expense limitation. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in effect at the time of the waiver or the current expense limitation, if different.
[3]	Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement) do not correlate to the expense ratio in the Financial Highlights, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Omni Tax-Managed Small-Cap Value Fund | Class N | USD ($)	62	195	340	762

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Principal Investment Strategies:
The Fund invests in a broad and diverse group of
small-cap
stocks that the Adviser determines to be value stocks. Value stocks are those the Adviser determines are priced cheaply relative to some financial measures of worth, such as the ratio of price to book, price to earnings, price to sales, or price to cash flow. The Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio. This means that a security’s weight in the Fund’s portfolio at the time of purchase is roughly proportional to its market capitalization relative to the other securities in the portfolio. Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities (“common stocks”) of small-cap
companies at the time of purchase. For purposes of the Fund’s investments, the Adviser considers small-cap
stocks to be those of companies that have a market capitalization generally in the lowest 15% of total market capitalization or smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. As of September 30, 2020, the stocks in this group had a market capitalization of less than $11.9 billion. This dollar amount will change with market conditions. The Adviser selects stocks for the Fund using a statistical approach. The Fund primarily invests in small-cap
stocks that are listed on the New York Stock Exchange, the NYSE American and NASDAQ.
The Adviser’s tax management strategies seek to minimize the distribution of capital gains, within the constraints of the investment objective and small company focus, by offsetting capital gains with capital losses, minimizing short-term capital gains, and reducing the receipt of dividends when possible.
The Adviser will not necessarily sell a stock if it “migrates” to a different market capitalization category after purchase. As a result, due to such “migration” or other market movements, the Fund may have less than 80% of its assets in small-cap
stocks at any point in time.
Use of the term “omni” in the name refers to the fact that the Fund intends to invest in a broad and diverse group of small-cap
value stocks that approximately reflect the risk and return of all small-cap
value stocks as a whole.
Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions and portfolio positioning to reflect a profile of a universe of stocks, the Fund may have significant positions in particular sectors.
The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the United States; and (ii) that derive 50% or more of their total revenue from activities outside of the United States.

Principal Risks:
Market Risk
—The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as
COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of
COVID-19
are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Small-Cap
Company Risk
—Investing in
small-cap
stocks may involve greater volatility and risk than investing in large- or mid-cap
stocks because
small-cap
companies may have less management experience, limited financial resources and minimal product diversification.
Value Stocks Risk
—Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued by various value measures may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Sector Risk
—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Tax Management Strategy Risk
—Tax management strategies carry the risk of altering investment decisions and affecting portfolio holdings and may result in lower returns, as compared to funds that are not tax managed. There is no guarantee that the tax management strategies will achieve better after-tax
results compared to a fund that is not tax managed.
Management and Operational Risk
—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
Foreign Securities Risk
—Investments in foreign securities can be more volatile than investments in U.S. securities. Foreign securities can be adversely affected by political, economic and market developments abroad that may not necessarily affect the U.S. economy or companies located in the United States.

Performance:
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for the period compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at bridgeway
funds
.com
or by calling
800-661-3550.

Omni Tax-Managed Small-Cap Value FundYear by Year % Returns as of 12/31 of Each Year

Return from 1/1/20 through 9/30/20 was -26.97%.During the periods illustrated in this bar chart, the Fund’s highest quarterly return and lowest quarterly return were:

	Quarter	Total Return
Highest Return:	Q4 16	17.35%
Lowest Return:	Q4 11	-23.50%

Average Annual Total Returns (For the period ended 12/31/19)
Average Annual Total Returns - Omni Tax-Managed Small-Cap Value Fund		1 Year	5 Years	Since Inception	Inception Date
Class N		14.28%	5.19%	8.25%	Dec. 31, 2010
Class N | Return After Taxes on Distributions	[1]	14.16%	4.32%	7.50%	Dec. 31, 2010
Class N | Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.54%	4.00%	6.62%	Dec. 31, 2010
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)		22.39%	6.99%	9.12%	Dec. 31, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans.